Digital assets - Schedule of Holdings of Digital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Digital assets - Bitcoin
Alternative Assets [Line Items]
Digital assets - Bitcoin	$ 44,629	$ 0